3. Summary of Significant Accounting Policies (Details - Antidilutive shares) - shares	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Antidilutive shares	2,931,000	2,782,000	2,800,000	2,277,000
Restricted Stock Units (RSUs) [Member]
Antidilutive shares	40,000	57,000	32,000	34,000
Stock Options [Member]
Antidilutive shares	1,516,000	1,393,000	1,393,000	899,000
Warrants [Member]
Antidilutive shares	1,375,000	1,332,000	1,375,000	1,344,000